Wade C. DeArmond
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-6725 office
(414) 625-6725 fax
wadedearmond@northwesternmutual.com

May 1, 2026
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-8629
Re: NML Variable Annuity Account B
Post-Effective Amendment No. 104 to
Form N-4 Registration Statement
File Nos.: 002-29240, 811-01668
EDGAR CIK: 0000072176
Dear Commissioners:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2026, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 104 to the Registration Statement on Form N-4. The Registration Statement was filed electronically via EDGAR on April 27, 2026.
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,
/s/ Wade C. DeArmond

Wade C. DeArmond
Assistant General Counsel and
Assistant Secretary